Cover	Dec. 01, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Dec. 01, 2023
Entity File Number	1-39256
Entity Registrant Name	Research Solutions, Inc.
Entity Central Index Key	0001386301
Entity Tax Identification Number	11-3797644
Entity Incorporation, State or Country Code	NV
City Area Code	310
Local Phone Number	477-0354
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	RSSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false